Advantage Funds, Inc.

-        Dreyfus Opportunistic U.S. Stock Fund

Incorporated herein by reference is the definitive version of the above-referenced fund's prospectuses filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 23, 2011 (SEC Accession No. 0000899681-11-000435).